INVENTORIES	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

Inventories are comprised of the following:

	June 30,	December 31,
	2022	2021

Raw materials, parts and supplies	$11,291	$10,238
Work in progress and assembled raw materials	17,685	15,106
Finished products	3,180	3,088

	$32,156	$28,432

Inventory net write-offs amounted to $1,593 and $2,386 during the six months ended June 30, 2022 and 2021, respectively.